(Loss)/Gain on Derivative Instruments and Other Financial Items, Net (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
(Loss)/gain on derivative instruments, net are comprised of the following:

(in thousands of $)	Six months ended June 30,
	2025	2024
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	(11,611)	1,754
Net interest income on undesignated IRS derivatives	973	4,555
(Losses)/gains on derivative instruments, net	(10,638)	6,309

Components of other financial items
Other financial items, net is comprised of the following:

(in thousands of $)	Six months ended June 30,
	2025	2024
Financing arrangement fees and other related costs (1)	(2,064)	(3,768)
Foreign exchange loss on operations	(1,138)	460
Amortization of debt guarantees	106	827
Others	(169)	(213)
Other financial items, net	(3,265)	(2,694)
(1) Included within “Financing arrangement fees and other related costs” for the six months ended June 30, 2024 is $3.7 million true-up of financial charges incurred by the FLNG Hilli's lessor VIE.